UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2016

Item 1. Schedule of Investments.

Vivaldi Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 67.2%
	AUDIO/VIDEO PRODUCTS – 9.3%
373,977	Harman International Industries, Inc.[3]	$41,571,283

	COAL – 1.3%
294,412	SunCoke Energy Partners LP	5,667,431

	COMMERCIAL BANKS-CENTRAL US – 1.2%
181,364	Southwest Bancorp, Inc.	5,259,556

	COMMERCIAL BANKS-EASTERN US – 2.4%
254,536	Suffolk Bancorp	10,899,232

	CONTAINERS-PAPER/PLASTIC – 2.7%
104,390	AEP Industries, Inc.[3]	12,119,679

	ELECTRONIC DESIGN AUTOMATION – 4.8%
584,298	Mentor Graphics Corp.[3]	21,554,753

	HUMAN RESOURCES – 3.7%
377,347	Team Health Holdings, Inc.*3	16,395,727

	INTERNET APPLICATION SOFTWARE – 3.2%
782,698	Intralinks Holdings, Inc.*	10,582,077
601,982	Lionbridge Technologies, Inc.*	3,491,496
		14,073,573
	PIPELINES – 8.3%
2,149,223	Columbia Pipeline Partners LP3	36,859,174

	REINSURANCE – 8.9%
42,029	Allied World Assurance Co. Holdings A.G.[1]	2,257,378
403,575	Endurance Specialty Holdings Ltd.[1,3]	37,290,330
		39,547,708
	REITS-SHOPPING CENTERS – 0.3%
45,010	Equity One, Inc. - REIT	1,381,357

	RETAIL-DRUG STORES – 0.7%
390,759	Rite Aid Corp.*	3,219,854

	RETAIL-MISC/DIVERSIFIED – 7.8%
721,641	CST Brands, Inc.[3]	34,747,014

	SECURITY SERVICES – 5.0%
925,683	LifeLock, Inc.*	22,142,337

	THEATER – 0.0%
—	AMC Entertainment Holdings, Inc. - Class A	5

	TOBACCO – 7.6%
604,987	Reynolds American, Inc.[3]	33,903,472

	TOTAL COMMON STOCKS (Cost $292,492,559)	299,342,155

Vivaldi Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2016 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 27.1%
120,916,769	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.43%[2]	$120,916,769

	TOTAL SHORT-TERM INVESTMENTS (Cost $120,916,769)	120,916,769

	TOTAL INVESTMENTS – 94.3% (Cost $413,409,328)	420,258,924
	Other Assets in Excess of Liabilities – 5.7%	25,554,587

	TOTAL NET ASSETS – 100.0%	$445,813,511

	SECURITIES SOLD SHORT – (10.7)%
	COMMON STOCKS – (10.7)%
	COAL – (1.2)%
(485,992)	SunCoke Energy, Inc.	(5,511,149)

	COMMERCIAL BANKS-SOUTHERN US – (1.0)%
(70,786)	Simmons First National Corp. - Class A	(4,399,350)

	CONTAINERS-PAPER/PLASTIC – (1.4)%
(129,969)	Berry Plastics Group, Inc.*	(6,333,389)

	PROPERTY/CASUALTY INSURANCE – (0.1)%
(1,277)	Fairfax Financial Holdings Ltd.[1]	(621,516)

	REITS-SHOPPING CENTERS – (0.3)%
(20,254)	Regency Centers Corp. - REIT	(1,396,513)

	S & L/THRIFTS-EASTERN US – (2.5)%
(566,339)	People's United Financial, Inc.	(10,964,323)

	TOBACCO – (4.2)%
(166,431)	British American Tobacco PLC - ADR[1]	(18,751,781)

	TOTAL COMMON STOCKS (Proceeds $43,731,397)	(47,978,021)

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – 0.0%
	CALL OPTIONS – 0.0%
(122)	Harman International Industries, Inc. Expiration Date: January 20, 2017, Exercise Price: $110.00*	(16,470)

	TOTAL CALL OPTIONS (Proceeds $7,193)	(16,470)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $7,193)	(16,470)

	TOTAL SECURITIES SOLD SHORT (Proceeds $43,738,590)	$(47,994,491)

Vivaldi Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2016 (Unaudited)

ADR – American Depository Receipt
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.
[3]	All or a portion of this security is segregated as collateral for securities sold short and written options contracts.

See accompanying Notes to Schedule of Investments.

Vivaldi Merger Arbitrage Fund
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

Note 1 – Organization
Vivaldi Merger Arbitrage Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks returns that are largely uncorrelated with the returns of the general stock market and capital appreciation.

The Fund commenced investment operations on October 1, 2015 with Class A and Class I shares. Prior to that date, its only activity was the receipt of a $1,000 investment from principals of the Fund’s advisor and a transfer of 307,251 newly issued shares of the Fund’s Class I in exchange for the net assets of the Highland Capital Management Institutional Fund, LLC, a Delaware limited liability company (the “Company”) valued at $3,073,511. This exchange was nontaxable. The primary assets received by the Fund were cash, interest receivable and securities of the Company with a fair value of $2,249,946 (identified cost of investments transferred were $2,271,450), totaling $3,073,511. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Company was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Options are valued at the mean between the last available bid and asked prices used. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Vivaldi Merger Arbitrage Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
December 31, 2016 (Unaudited)

(b) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(c) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 3 – Federal Income Taxes
At December 31, 2016, gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:

Cost of investments	$413,599,174

Gross unrealized appreciation	$7,324,147
Gross unrealized depreciation	(664,397)

Net unrealized appreciation on investments	$6,659,750

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Vivaldi Merger Arbitrage Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
December 31, 2016 (Unaudited)

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2016, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks*	$299,342,155	$-	$-	$299,342,155
Short-Term Investments	120,916,769	-	-	120,916,769
Total Assets	$420,258,924	$-	$-	$420,258,924

Liabilities
Securities Sold Short
Common Stocks*	$47,978,021	$-	$-	$47,978,021
Written Options Contracts	-	16,470	-	16,470
Total Liabilities	$47,978,021	$16,470	$-	$47,994,491

Vivaldi Merger Arbitrage Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
December 31, 2016 (Unaudited)

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust II

By:	/s/ Terrance Gallagher
Title:	Terrance Gallagher, President

Date:	03/01/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Terrance Gallagher
(Signature and Title)	Terrance Gallagher, President

Date:	03/01/2017

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	03/01/2017

*	Print the name and title of each signing officer under his or her signature.